Transactions with Affiliates (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended						0 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014	Jun. 19, 2012 High Sierra Energy, LP	Mar. 31, 2014 Crude oil logistics business owned by an employee	Mar. 31, 2014 SemGroup item	Mar. 31, 2013 SemGroup	Mar. 31, 2012 SemGroup	Mar. 31, 2014 Entities affiliated with management	Mar. 31, 2013 Entities affiliated with management	Jun. 19, 2012 General Partner	Jun. 19, 2012 General Partner High Sierra Energy, LP
Transactions with Affiliates
Right to appoint number of members to the Board of Directors of the entity's general partner by related party					2
Increase in property, plant and equipment								$ 8,200,000
Sales to related party					306,780,000	32,431,000	29,200,000	110,824,000	16,828,000
Purchase from related parties					445,951,000	60,425,000	23,800,000	120,038,000	60,942,000
Receivables from affiliates	22,883,000	7,445,000			7,303,000			142,000	22,883,000
Payables to related parties	6,900,000	76,846,000			76,192,000	4,601,000		654,000	2,299,000
Cash paid	14,000,000		91,800,000	11,000,000							50,000,000
Cash acquired			5,000,000
Common units issued			18,018,468							2,685,042
Liabilities assumed in the form of non-compete agreements			97,400,000
Amount paid										50,000,000
Number of businesses acquired	2
Amount paid to employee for non compete agreement	$ 5,000,000